Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Trade receivables allowances	$ 19,602	$ 19,028
LIABILITIES AND SHAREHOLDERS' EQUITY
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, outstanding shares	46,829,913	46,317,433